UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 4400 Easton Commons, Suite 200, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

strategyshares

Semi-Annual Shareholder Report

Strategy Shares US Market Rotation Strategy ETF (HUSE)

Strategy Shares EcoLogical Strategy ETF (HECO)

Strategy Shares Nasdaq 7 Handl Index ETF (HNDL)

O C T O B E R  3 1 ,  2 0 1 8

PRIVACY NOTICE

Strategy Shares

Rev. July 2017

FACTS	WHAT DOES STRATEGY SHARES DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and income

●         Account balances and transaction history

●         Information about your investment goals and risk tolerances

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Strategy Shares chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Strategy Shares share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-855-477-3837

PRIVACY NOTICE

Strategy Shares

What we do:
How does Strategy Shares protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Strategy Shares collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Strategy Shares does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Strategy Shares doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Strategy Shares doesn’t jointly market.

strategyshares

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Expense Examples (Unaudited)	October 31, 2018

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2018 and held through the period ended October 31, 2018.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual	Hypothetical
	Beginning	Ending	Ending	Actual		Hypothetical	Annualized
	Account	Account	Account	Expenses		Expenses	Net Expense
	Value	Value	Value	Paid During	Total	Paid During	Ratio During
Fund	5/1/18	10/31/18	10/31/18	the Period(1)	Return	the Period(2)(3)	the Period
Strategy Shares US Market Rotation Strategy ETF (HUSE)	$1,000.00	$942.40	$1,020.42	$4.65	(5.76)%	$4.84	0.95%
Strategy Shares EcoLogical Strategy ETF (HECO)	1,000.00	1,006.50	1,020.42	4.80	0.65%	4.84	0.95%
Strategy Shares Nasdaq 7 Handl Index ETF (HNDL)	1,000.00	998.90	1,020.42	4.79	(0.11)%	4.84	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report | 1

Strategy Shares US Market Rotation Strategy ETF (HUSE)	October 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	31.6%
Consumer Discretionary	4.0%
Consumer Staples	6.6%
Energy	2.7%
Financials	8.0%
Health Care	12.3%
Industrials	5.2%
Percentage of Fair Value
Information Technology	9.7%
Materials	0.0%
Real Estate	2.7%
Utilities	4.0%
Exchange-Traded Funds	10.6%
Exchange-Traded Note	2.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 64.5%
Communication Services — 23.5%
100,438	Activision Blizzard, Inc.	$6,935,244
6,084	Alphabet, Inc., Class A †	6,635,089
61,352	Comcast Corp., Class A	2,339,965
24,600	Electronic Arts, Inc. †	2,238,108
30,975	Facebook, Inc. †	4,701,695
90,729	Liberty Broadband Corp. †	7,524,156
7,869	Netflix, Inc. †	2,374,707
149,296	Twenty-First Century Fox, Inc.	6,745,193
197,999	Twitter, Inc. †	6,880,465
40,138	Verizon Communications, Inc.	2,291,478
39,758	Walt Disney Co.	4,565,411
		53,231,511
Consumer Discretionary — 3.0%
1,428	Amazon.com, Inc. †	2,281,958
23,007	Ross Stores, Inc.	2,277,693
37,847	Starbucks Corp.	2,205,345
		6,764,996
Consumer Staples — 4.9%
34,162	Altria Group, Inc.	2,221,897
47,508	Coca-Cola Co.	2,274,683
100	Constellation Brands, Inc., Class A	19,923
24,402	Philip Morris International, Inc.	2,149,084
25,298	Procter & Gamble Co.	2,243,427
22,509	Wal-Mart Stores, Inc.	2,257,203
		11,166,217
Energy — 2.0%
437,430	EnCana Corp.	4,479,283
Financials — 6.0%
34,561	Citigroup, Inc.	2,262,363
99,498	KKR & Co., Inc., Class A	2,353,128
97,898	Morgan Stanley	4,470,022
440,119	SLM Corp. †	4,462,807
		13,548,320
Health Care — 9.1%
16,977	Anthem, Inc.	4,678,352
27,888	Henry Schein, Inc. †	2,314,704
16,235	Johnson & Johnson	2,272,738
31,672	Merck & Co., Inc.	2,331,376
12,550	Shire PLC ADR	2,281,590
29,083	Thermo Fisher Scientific, Inc.	6,795,243
		20,674,003
Shares		Fair Value
Common Stocks — (Continued)
Industrials — 3.8%
199,294	General Electric Co.	$2,012,869
153,079	Trinity Industries, Inc.	4,370,405
18,426	United Technologies Corp.	2,288,693
		8,671,967
Information Technology — 7.2%
11,155	Alliance Data Systems Corp.	2,299,938
42,411	Microsoft Corp.	4,529,919
26,278	PayPal Holdings, Inc. †	2,212,345
96	Seagate Technology PLC	3,862
34,660	Shopify, Inc., Class A †	4,788,279
28,186	Xilinx, Inc.	2,406,239
		16,240,582
Materials — 0.0%
1,000	Dowdupont, Inc.	53,920
Real Estate — 2.0%
55,435	CBRE Group, Inc., Class A †	2,233,476
12,151	Simon Property Group, Inc.	2,229,952
		4,463,428
Utilities — 3.0%
27,190	Duke Energy Corp.	2,246,710
50,098	Exelon Corp.	2,194,793
13,048	NextEra Energy, Inc.	2,250,780
		6,692,283
Total Common Stocks (Cost $143,236,385)		$145,986,510
Exchange-Traded Funds — 7.9%
52,533	Invesco QQQ Trust	8,921,154
33,130	SPDR S&P 500 ETF Trust	8,965,972
Total Exchange-Traded Funds (Cost $17,772,360)		$17,887,126
Exchange-Traded Note — 2.0%
118,370	iPATH S&P 500 VIX Short-Term ETN	4,431,773
Total Exchange-Traded Note (Cost $4,480,764)		$4,431,773
Total Investments — 74.4%
(Cost $165,489,509)		$168,305,409
Other Assets less Liabilities — 25.6%		58,051,286

Net Assets — 100.0%		$226,356,695

†	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

PLC — Public Liability Company

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Strategy Shares EcoLogical Strategy ETF (HECO)	October 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	5.5%
Consumer Discretionary	8.6%
Consumer Staples	4.1%
Health Care	29.1%
Industrials	1.4%
Information Technology	8.3%
Materials	5.7%
Utilities	23.3%
Exchange-Traded Funds	14.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 62.0%
Communication Services — 3.9%
89,200	BT Group PLC ADR	$1,359,408
9,500	Omnicom Group, Inc.	706,040
110,900	Sprint Corp. †	678,708
		2,744,156
Consumer Discretionary — 6.2%
3,900	McDonald’s Corp.	689,910
38,118	Starbucks Corp.	2,221,136
8,474	Target Corp.	708,681
7,692	Yum! Brands, Inc.	695,434
		4,315,161
Consumer Staples — 3.0%
6,500	Hershey Co.	696,475
15,900	Hormel Foods Corp.	693,876
7,800	Procter & Gamble Co.	691,704
		2,082,055
Health Care — 21.0%
30,695	Abbott Laboratories	2,116,114
10,839	Aetna, Inc.	2,150,457
5,089	Anthem, Inc.	1,402,376
57,310	Boston Scientific Corp. †	2,071,183
28,525	CVS Caremark Corp.	2,064,925
12,605	Eli Lilly & Co.	1,366,886
5,121	Johnson & Johnson	716,889
22,455	Medtronic PLC	2,016,908
16,400	Pfizer, Inc.	706,184
		14,611,922
Industrials — 1.0%
7,900	Waste Management, Inc.	706,813
Information Technology — 6.0%
9,470	Apple Computer, Inc.	2,072,604
80,100	Ericsson Telephone ADR	693,666
21,945	Qualcomm, Inc.	1,380,121
1,400	Xerox Corp.	39,018
		4,185,409
Materials — 4.1%
33,272	Ball Corp.	1,490,586
9,100	Ecolab, Inc.	1,393,665
		2,884,251
Shares		Fair Value
Common Stocks — (Continued)
Utilities — 16.8%
47,100	AES Corp.	$686,718
13,500	CMS Energy Corp.	668,520
25,000	Entergy Corp.	2,098,750
11,000	Eversource Energy	695,860
100	Exelon Corp.	4,381
11,900	NextEra Energy, Inc.	2,052,750
44,100	PG & E Corp. †	2,064,321
23,600	PPL Corp.	717,440
19,600	WEC Energy Group	1,340,640
27,800	Xcel Energy, Inc.	1,362,478
		11,691,858
Total Common Stocks (Cost $43,426,550)		$43,221,625
Corporate Bond — 0.0%
Consumer Staples — 0.0%
10,000	Procter & Gamble Co., 2.15%, 8/11/22	9,605
Total Corporate Bond (Cost $9,673)		$9,605
Exchange-Traded Funds — 10.1%
73,367	Invesco Water Resources ETF	2,123,974
12,525	iShares MSCI ACWI Low Carbon Target ETF	1,389,649
14,202	iShares MSCI KLD 400 Social ETF	1,399,607
68,486	iShares, Inc. iShares ESG MSCI EM ETF	2,103,890
Total Exchange-Traded Funds (Cost $7,287,038)		$7,017,120
Total Investments — 72.1%
(Cost $50,723,261)		$50,248,350
Other Assets less Liabilities — 27.9%		19,410,089

Net Assets — 100.0%		$69,658,439

†	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

PLC — Public Liability Company

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Strategy Shares Nasdaq 7 Handl Index ETF (HNDL)	October 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 96.8%
5,661	Fidelity MSCI Utilities Index ETF	$199,550
37,587	Global X MLP ETF	331,893
32,453	Horizons NASDAQ-100 Covered Call ETF	763,295
3,944	Invesco QQQ Trust	669,770
6,800	Invesco Taxable Municipal Bond	195,228
13,226	iShares Core Growth Allocation ETF	565,279
833	iShares Core S&P 500 ETF	227,209
10,812	iShares Core U.S. Aggregate Bond ETF	1,130,827
21,964	iShares US Preferred Stock ETF	793,779
22,729	Schwab US Aggregate Bond ETF	1,131,449
4,267	Schwab US REIT ETF	173,368
3,519	Schwab US Large-Cap ETF	227,574
5,304	SPDR Doubleline Total Return Tactical ETF	249,076
41,208	SPDR Portfolio Aggregate Bond ETF	1,128,687
1,819	Vanguard Dividend Appreciation ETF	188,558
2,924	Vanguard Intermediate-Term Corporate Bond ETF	241,376
4,301	Vanguard Mortgage-Backed Securities ETF	217,588
901	Vanguard S&P 500 ETF	224,160
16,354	Xtrackers USD High Yield Corporate Bond ETF	796,113
Total Exchange-Traded Funds (Cost $9,663,337)		$9,454,779
Total Investments — 96.8%
(Cost $9,663,337)		$9,454,779
Other Assets less Liabilities — 3.2%		315,598

Net Assets — 100.0%		$9,770,377

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreement

							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Pay	1-Month USD-LIBOR + 80 bps	NASDAQ 7 Handl Index	BNP Paribas SA	Monthly	1/7/19	$3,256,590	$(58,133)

SA — Societe Anonyme (French Investment Bank)

The derivative instruments outstanding as of October 31, 2018 as disclosed in the Portfolio of investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2018 (Unaudited)

	Strategy Shares	Strategy Shares	Strategy Shares
	US Market Rotation	EcoLogical	Nasdaq 7 Handl
	Strategy ETF (HUSE)	Strategy ETF (HECO)	Index ETF (HNDL)
Assets:
Investments, at value (Cost $165,489,509, $50,723,261 and $9,663,337)	$168,305,409	$50,248,350	$9,454,779
Cash and Cash Equivalents	57,701,184	16,614,521	383,465
Dividends and interest receivable	149,412	43,545	321
Receivable for investments sold	58,257,047	8,545,814	—
Receivable from Advisor	—	—	3,633
Prepaid expenses	24,321	13,238	4,094
Total Assets	284,437,373	75,465,468	9,846,292
Liabilities:
Payable for investments purchased	57,598,017	5,738,666	—
Payable for capital shares redeemed	291,771	—	—
Unrealized loss on swap agreements	—	—	58,133
Accrued expenses:
Advisory	167,235	46,182	—
Administration	4,427	4,427	4,427
Administrative support	5,839	2,623	2,601
Custodian	4,964	2,648	312
Fund accounting	96	158	44
Other	8,329	12,325	10,398
Total Liabilities	58,080,678	5,807,029	75,915
Net Assets	$226,356,695	$69,658,439	$9,770,377
Net Assets consist of:
Paid in Capital	$243,599,420	$70,664,014	$10,259,213
Total Distributable Earnings / (Loss)	(17,242,725)	(1,005,575)	(488,836)
Net Assets	$226,356,695	$69,658,439	$9,770,377
Net Assets:	$226,356,695	$69,658,439	$9,770,377
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	6,175,000	1,675,000	425,000
Net Asset Value (offering and redemption price per share):	$36.66	$41.59	$22.99

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Operations	For the six months ended October 31, 2018 (Unaudited)

	Strategy Shares	Strategy Shares	Strategy Shares
	US Market Rotation	EcoLogical	Nasdaq 7 Handl
	Strategy ETF (HUSE)	Strategy ETF (HECO)	Index ETF (HNDL)
Investment Income:
Dividend income (Net of foreign tax withholding of $538, $1,214 and $—)	$1,109,893	$194,936	$113,519
Interest income	—	39	—
Total Investment Income	1,109,893	194,975	113,519
Expenses:
Advisory	800,479	84,710	21,116
Administration	26,275	26,275	26,275
Administrative support	15,708	15,123	15,100
Fund accounting	745	552	280
Custodian	12,443	326	641
Trustee	4,054	4,032	4,083
Compliance services	8,629	5,277	4,882
Legal and audit	12,370	10,205	12,950
Printing	6,199	875	1,488
Other fees	20,285	5,515	5,454
Total Expenses before fee reductions	907,187	152,890	92,269
Expenses contractually waived or reimbursed by the Advisor or Sub-Advisor	—	(17,174)	(58,676)
Total Net Expenses	907,187	135,716	33,593
Net Investment Income	202,706	59,259	79,926
Realized and Unrealized Gains (Losses) from Investment and Swap Transactions:
Net realized losses from investment transactions	(21,997,516)	(868,819)	(39,912)
Net realized gains (losses) on in-kind transactions	159,031	(45,077)	—
Net realized gains on swap agreements	—	—	6,349
Change in unrealized appreciation/depreciation on investments	2,880,109	(2,327,937)	(137,326)
Change in unrealized depreciation on swaps	—	—	(58,189)
Net Realized and Unrealized Gains (Losses) from Investment and Swap Transactions	(18,958,376)	(3,241,833)	(229,078)
Change in Net Assets Resulting From Operations	$(18,755,670)	$(3,182,574)	$(149,152)

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	US Market Rotation Strategy ETF (HUSE)		EcoLogical Strategy ETF (HECO)
	Six Months Ended		Six Months Ended
	October 31, 2018	Year Ended	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018	(Unaudited)	April 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$202,706	$(9,038)	$59,259	$94,671
Net realized gains (losses) from investment transactions and in-kind redemptions	(21,838,485)	5,413,461	(913,896)	289,317
Change in unrealized appreciation/depreciation on investments	2,880,109	(100,586)	(2,327,937)	710,919
Change in net assets resulting from operations	(18,755,670)	5,303,837	(3,182,574)	1,094,907
Distributions to Shareholders From:
Total Distributions Paid(a)	—	(4,768,271)	—	(491,752)
Change in net assets from distributions	—	(4,768,271)	—	(491,752)
Capital Transactions:
Proceeds from shares issued	170,640,033	73,786,722	65,615,061	—
Cost of shares redeemed	(14,033,638)	—	(1,038,507)	—
Change in net assets from capital transactions	156,606,395	73,786,722	64,576,554	—
Change in net assets	137,850,725	74,322,288	61,393,980	603,155
Net Assets:
Beginning of period	88,505,970	14,183,682	8,264,459	7,661,304
End of period	$226,356,695	$88,505,970	$69,658,439	$8,264,459
Share Transactions:
Issued	4,250,000	1,900,000	1,500,000	—
Redeemed	(350,000)	—	(25,000)	—
Change in shares	3,900,000	1,900,000	1,475,000	—

(a)	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2018 and the six month period ended October 31, 2018. Comparable prior year information has been revised to reflect current year presentation. See Note (2) E in the Notes to Financial Statements for more information regarding distributions and see Note (8) in the Notes to Financial Statements for more information regarding recently issued accounting standards.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets

	Strategy Shares
	Nasdaq 7 Handl Index ETF (HNDL)
	Six Months Ended	January 16, 2018(a)
	October 31, 2018	through
	(Unaudited)	April 30, 2018
From Investment Activities:
Operations:
Net investment income	$79,926	$20,636
Net realized losses from investment and swap transactions	(33,563)	(63,495)
Change in unrealized appreciation/depreciation on investments and swaps	(195,515)	(71,176)
Change in net assets resulting from operations	(149,152)	(114,035)
Distributions to Shareholders From:
Total Distributions Paid(b)	(249,071)	—
Return of Capital	—	(63,691)
Change in net assets from distributions	(249,071)	(63,691)
Capital Transactions:
Proceeds from shares issued	6,592,680	4,376,999
Cost of shares redeemed	—	(623,353)
Change in net assets from capital transactions	6,592,680	3,753,646
Change in net assets	6,194,457	3,575,920
Net Assets:
Beginning of period	3,575,920	—
End of period	$9,770,377	$3,575,920
Share Transactions:
Issued	275,000	175,000
Redeemed	—	(25,000)
Change in shares	275,000	150,000

(a)	Commencement of operations.

(b)	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2018 and the six month period ended October 31, 2018. Comparable prior year information has been revised to reflect current year presentation. See Note (2) E in the Notes to Financial Statements for more information regarding distributions and see Note (8) in the Notes to Financial Statements for more information regarding recently issued accounting standards.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

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Financial Highlights	Strategy Shares

			Net realized				Distributions
			and unrealized		Distributions		from net realized
	Net Asset Value,	Net	gains (losses)	Total from	from net	Distributions	gains from
	beginning	investment	from investments	investment	investment	from Return	investment and
	of period	income (loss)	and swaps	activities	income	of Capital	swap transactions
Strategy Shares US Market Rotation Strategy ETF (HUSE)
Six Months ended October 31, 2018 (Unaudited)	$38.90	0.03	(2.27)	(2.24)	—	—	—
Year Ended April 30, 2018	$37.82	(0.01)	3.74	3.73	(0.01)	—	(2.64)
Year Ended April 30, 2017	$37.17	0.11	4.42	4.53	(0.20)	—	(3.68)
Year Ended April 30, 2016	$37.96	0.29	(0.09)(f)	0.20	(0.42)	—	(0.57)
Year Ended April 30, 2015	$35.16	0.25	4.41	4.66	(0.24)	—	(1.62)
Year Ended April 30, 2014	$29.63	0.18	5.80	5.98	(0.19)	—	(0.26)

Strategy Shares EcoLogical Strategy ETF (HECO)
Six Months ended October 31, 2018 (Unaudited)	$41.32	0.09(h)	0.18(f)	0.27	—	—	—
Year Ended April 30, 2018	$38.31	0.47	5.00	5.47	(0.45)	—	(2.01)
Year Ended April 30, 2017	$35.11	0.43	6.44	6.87	(0.36)	—	(3.31)
Year Ended April 30, 2016	$37.15	0.09	(0.62)	(0.53)	(0.04)	—	(1.47)
Year Ended April 30, 2015	$34.75	0.10	2.77	2.87	(0.08)	—	(0.39)
Year Ended April 30, 2014	$29.42	0.06	5.62	5.68	(0.07)	—	(0.28)

Strategy Shares Nasdaq 7 Handl Index ETF (HNDL)
Six Months ended October 31, 2018 (Unaudited)	$23.84	0.27(h)	(0.28)(f)	(0.01)	(0.84)	—	—
January 16, 2018(j) through April 30, 2018	$25.00	0.13	(0.87)	(0.74)	—	(0.42)	—

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)	Annualized for periods less than one year.

(e)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Effective June 1, 2016, Tuttle Tactical Management, LLC became the investment Subadvisor to the Strategy Shares US Market Rotation Strategy ETF (HUSE). The ETF is actively managed to rotate among stocks and sectors, therefore portfolio turnover will be higher than previous years.

(h)	Calculated using the average shares method.

(i)	Effective September 1, 2018, Tuttle Tactical Management, LLC became the investment Subadvisor to the Strategy Shares EcoLogical Strategy ETF (HECO). The ETF is actively managed to rotate among stocks and sectors, therefore portfolio turnover will be higher than previous years.

(j)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

10 | Semi-Annual Shareholder Report

						Ratio of
				Ratio of	Ratio of	Net Investment
				Net Expenses	Gross Expenses	Income (Loss)	Net Assets at
Total	Net Asset Value,	Total return	Total return	to Average	to Average	to Average Net	end of period	Portfolio
distributions	end of period	at NAV(a)(b)	at market(a)(c)	Net Assets(d)	Net Assets(d)(e)	Assets(d)	(000’s)	turnover(a)

—	$36.66	(5.76)%	(5.92)%	0.95%	0.95%	0.21%	$226,357	1,519%
(2.65)	$38.90	9.93%	9.98%	0.95%	0.95%	(0.02)%	$88,506	1,989%
(3.88)	$37.82	12.61%	11.45%	0.95%	2.61%	0.51%	$14,184	2,875%(g)
(0.99)	$37.17	0.47%	0.76%	0.95%	3.83%	0.80%	$4,646	85%
(1.86)	$37.96	13.26%	14.68%	0.95%	2.86%	0.51%	$5,693	16%
(0.45)	$35.16	20.19%	18.79%	0.95%	2.26%	0.53%	$12,307	39%

—	$41.59	0.65%	0.10%	0.95%	1.07%	0.41%	$69,658	1,159%(i)
(2.46)	$41.32	14.22%	14.18%	0.95%	2.35%	1.14%	$8,264	16%
(3.67)	$38.31	20.12%	21.04%	0.95%	2.87%	1.18%	$7,661	70%
(1.51)	$35.11	(1.55)%	(3.17)%	0.95%	3.57%	0.22%	$6,144	107%
(0.47)	$37.15	8.26%	10.19%	0.95%	2.79%	0.19%	$8,358	54%
(0.35)	$34.75	19.31%	17.61%	0.95%	2.08%	0.21%	$17,512	10%

(0.84)	$22.99	(0.11)%	(0.20)%	0.95%	2.61%	2.26%	$9,770	47%
(0.42)	$23.84	(2.96)%	(2.76)%	0.95%	6.33%	2.00%	$3,576	18%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 11

Notes to Financial Statements	October 31, 2018 (Unaudited)

(1)	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in three separate series: Strategy Shares US Market Rotation Strategy ETF (HUSE) (“US Market Rotation Strategy ETF”), Strategy Shares EcoLogical Strategy ETF (HECO) (“EcoLogical Strategy ETF”), and Strategy Shares Nasdaq 7 Handl Index ETF (HNDL) (“Nasdaq 7 Handl Index ETF”) (individually referred to as a “Fund”, or collectively as the “Funds”). The US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) are each an actively-managed exchange-traded fund. The investment objective of both the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is long-term capital appreciation. The Nasdaq 7 Handl Index ETF (HNDL) is a passively-managed exchange-traded fund. The investment objective of the Nasdaq 7 Handl Index ETF (HNDL) is to seek investment results that correlate to the price and yield performance of the NASDAQ 7 Handl Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the US Market Rotation Strategy Shares ETF (HUSE) and EcoLogical Strategy ETF (HECO) are listed and traded on the NYSE Arca, Inc. Shares of the Nasdaq 7 Handl Index ETF (HNDL) are listed and traded on the NASDAQ. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Quoted prices in active markets for identical assets.

●	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are priced daily based on the underlying index and are typically categorized as Level 2 in the fair value hierarchy.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of October 31, 2018, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

			Total
	Level 1	Level 2	Investments
US Market Rotation Strategy ETF (HUSE)
Common Stocks(1)	$145,986,510	$—	$145,986,510
Exchange-Traded Funds	17,887,126	—	17,887,126
Exchange-Traded Note	4,431,773	—	4,431,773
Total Investments	$168,305,409	$—	$168,305,409
EcoLogical Strategy ETF (HECO)
Common Stocks(1)	$43,221,625	$—	$43,221,625
Corporate Bond	—	9,605	9,605
Exchange-Traded Funds	7,017,120	—	7,017,120
Total Investments	$50,238,745	$9,605	$50,248,350
Nasdaq 7 Handl Index ETF (HNDL)
Exchange-Traded Funds	$9,454,779	$—	$9,454,779
Other Financial Instruments(2)
Total Return
Swap Agreement	$—	$(58,133)	$(58,133)
Total Investments	$9,454,779	$(58,133)	$9,396,646

(1)	Please see the Portfolio of Investments for industry classifications.

(2)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premia on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.	Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D.	Derivative Instruments

Swap Agreements: The US Market Rotation Strategy ETF (HUSE) and Nasdaq 7 Hand ETF (HNDL) may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The US Market Rotation Strategy ETF (HUSE) and Nasdaq 7 Hand ETF (HNDL) may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at October 31, 2018 is disclosed in the swap tables included in the Portfolios of Investments.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Nasdaq 7 Handl Index ETF’s (HNDL) Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2018.

	Assets	Liabilities
	Unrealized Gain on	Unrealized Loss on
Fund	Swap Agreements	Swap Agreements
Equity Risk Exposure:
Nasdaq 7 Handl Index ETF (HNDL)	$—	$(58,133)

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (Continued)

The following table presents the effect of derivative instruments on the Nasdaq 7 Handl Index ETF’s (HNDL) Statement of Operations, categorized by risk exposure, for the period ended October 31, 2018.

		Change in Net Unrealized
	Net Realized Gain (Loss) on Swap Agreements	Appreciation/ Depreciation on Swap
Fund	Recognized as a Result from Operations	Agreements Recognized from Operations
Equity Risk Exposure:
Nasdaq 7 Handl Index ETF (HNDL)	$6,349	$(58,189)

E.	Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the US Market Rotation ETF (HUSE) and EcoLogical Strategy ETF (HECO), dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. For the Nasdaq 7 Handl ETF (HNDL), dividends from net investment income, if any are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

F.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. The Trust may share expenses with The Mutual Fund & Variable Insurance Trust, another open-end management investment company managed by Rational Advisors, Inc. (the “Advisor”). Those expenses that are shared are allocated proportionally among each of the Trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

The Advisor, a wholly-owned subsidiary of Rational Capital LLC, serves as the Funds’ investment advisor. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex”. The US Market Rotation Strategy ETF (HUSE), EcoLogical Strategy ETF (HECO), and Nasdaq 7 Handl Index ETF (HNDL) each pay 0.60% of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services each received from the Advisor. The Advisor pays the Sub-Advisor 0.65% of the net management fees that the Advisor receives from the US Market Rotation Strategy ETF (HUSE) and 0.50% of the net management fees that the Advisor receives from the EcoLogical Strategy ETF (HECO).

The Sub-Advisor to both US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is Tuttle Tactical Management, LLC.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for US Market Rotation Strategy ETF (HUSE), EcoLogical Strategy ETF (HECO), and Nasdaq 7 Handl Index ETF (HNDL) (excluding interest, taxes and dividends, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect for the funds until at least August 31, 2019. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap in place at the time of waiver or reimbursement, or in place at the time of recoupment, to be exceeded.

As of October 31, 2018, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires	Expires
	4/30/19	4/30/20	4/30/21	4/30/22	Total
US Market Rotation
Strategy ETF (HUSE)	$—	$65,317	$—	$—	$65,317
EcoLogical Strategy ETF (HECO)	186,178	129,844	116,210	17,174	449,406
Nasdaq 7 Handl Index ETF (HNDL)	—	—	55,481	58,676	114,157

B.	Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.040% of the first $500 million in aggregate net assets of the Funds;

- 0.035% of the aggregate net assets of the next $500 million; and

- 0.020% of the aggregate net assets in excess of $1 billion

The asset-based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by $52,122. Effective January 1, 2018, this fee was increased from $51,150.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, each fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

14 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

- 0.030% of the aggregate net assets from $0 to $1,000,000,000; and

- 0.020% of the aggregate net assets above $1,000,000,000

The asset-based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties.

C.	Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D.	Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

Pursuant to a Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. The Funds pay MFund a monthly fee plus an asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

For the Nasdaq 7 Handl Index ETF (HNDL), the Advisor paid all organizational and offering costs for the Fund.

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2018 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF (HUSE)	$2,404,472,696	$2,439,950,841
EcoLogical Strategy ETF (HECO)	252,167,381	245,058,869
Nasdaq 7 Handl Index ETF (HNDL)	3,746,631	2,969,951

Purchases and sales of in-kind transactions for the period ended October 31, 2018 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF (HUSE)	$156,402,490	$10,107,936
EcoLogical Strategy ETF (HECO)	39,078,230	912,296
Nasdaq 7 Handl Index ETF (HNDL)	5,925,610	—

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2018, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

Fair Value
US Market Rotation Strategy ETF (HUSE)	$159,402,490
EcoLogical Strategy ETF (HECO)	39,078,230
Nasdaq 7 Handl Index ETF (HNDL)	5,925,610

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (Continued)

As of October 31, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
US Market Rotation Strategy ETF (HUSE)	$178,668,796	$3,517,098	$(13,880,485)	$(10,363,387)
EcoLogical Strategy ETF (HECO)	52,473,687	393,589	(2,618,926)	(2,225,337)
Nasdaq 7 Handl Index ETF (HNDL)	9,688,334	4,366	(237,921)	(233,555)

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to basis adjustments for investments in partnerships and wash sales.

The tax character of distributions paid during the fiscal year ended April 30, 2018 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable		Total
	Income	Capital Gains	Distributions	Return of Capital	Distributions Paid
US Market Rotation Strategy ETF (HUSE)	$4,768,271	$—	$4,768,271	$—	$4,768,271
EcoLogical Strategy ETF (HECO)	477,859	13,893	491,752	—	491,752
Nasdaq 7 Handl Index ETF (HNDL)	—	—		63,691	63,691

As of April 30, 2018 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Total Accumulated
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Deficit)
US Market Rotation Strategy ETF (HUSE)	$6,097,326	$—	$6,097,326	$—	$(4,584,381)	$1,512,945
EcoLogical Strategy ETF (HECO)	90,935	232,457	323,392	—	1,853,607	2,176,999
Nasdaq 7 Handl Index ETF (HNDL)	—	—	—	(11,029)	(79,584)	(90,613)

(7)	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EcoLogical Investment Risk

The EcoLogical Strategy ETF’s (HECO) ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF (HECO) may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s (HECO) ecological investment criteria may result in the EcoLogical Strategy ETF (HECO) investing in industry sectors that are not performing as well as others.

(8)	Recently Issued Accounting Standards

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Funds’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund’s net assets or results of operations.

(9)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2018.

16 | Semi-Annual Shareholder Report

Additional Information

Consideration and Approval of Tuttle Tactical Management, LLC (the “Sub-Advisor” or “Tuttle Management”) with respect to Strategy Shares EcoLogical Strategy ETF (“EcoLogical Strategy ETF”)

In connection with a regular meeting held on June 22, 2018, the Board of Trustees (“Board”) of Strategy Shares (the “Trust”), including a majority of the Independent Trustees, discussed the approval of the Sub-Advisory Agreement between the Sub-Advisor and Rational Advisors, Inc. (the “Advisor”) on behalf of EcoLogical Strategy ETF. In considering the proposed Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement. The Board was assisted by independent legal counsel throughout the review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement:

Nature, Extent & Quality of Services. The Trustees reviewed Tuttle Management’s portfolio management experience and noted their familiarity with Tuttle Management’s compliance program as a sub-adviser to other funds in the Trust complex. After discussion regarding Tuttle Management’s quality and depth of personnel, resources and investment methods essential to performing its duties under the Sub-Advisory Agreement, the Trustee’s concluded that Tuttle Management had the potential to provide services to EcoLogical Strategy ETF in line with their expectations.

Performance. The Board then discussed the performance of another fund under the Trust advised by Tuttle Management and their experience with Tuttle Management as a sub-adviser to that fund, and the Trustees concluded that there was a reasonable basis to believe that Tuttle Management will achieve positive returns for shareholders of EcoLogical Strategy ETF based on the qualifications of the management team.

Fees & Expenses. The Trustees noted the Sub-Advisor would receive 50% of the net advisory fee (less certain expenses). They discussed fees charged by Tuttle Management on similar accounts. They concluded that the proposed sub-advisory fee and the allocation of fees between the Advisor and subadvisory fee and the allocation of responsibilities between the Advisor and Sub-Advisor, was not unreasonable.

Profitability. The Trustees discussed the expected profits for Tuttle Management for the first and second years based on estimated assets under management of $20 million and $40 million, respectively. They noted Tuttle Management expected a loss in year one and a profit the second year from its relationship with EcoLogical Strategy ETF. The Trustees then discussed profitability and determined that the profit was not excessive and concluded that excessive profitability for Tuttle Management with regards to EcoLogical Strategy ETF was not a concern at this time.

Economies of Scale. The Trustees considered whether economies of scale would be achieved with respect to the management of EcoLogical Strategy ETF. The Trustees agreed that this was primarily an Advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement with Tuttle Management was in the best interests of the shareholders of EcoLogical Strategy ETF.

Semi-Annual Shareholder Report | 17

strategyshares

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.strategysharesetfs.com by selecting “Form N-Q”.

Rational Advisors, Inc. is the Investment Advisor of Strategy Shares. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 86280R100        Cusip 86280R209         Cusip 86280R506

Strategy Shares Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date    12/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date   12/26/2018

By (Signature and Title)   /s/ James Szilagyi

James Szilagyi, Treasurer

Date   12/21/2018